                     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND®
                           Supplement dated April 30, 2003 to the
                             Prospectus dated October 23, 2002

The Prospectus is changed as follows:

   On February 24, 2003, the Fund's Board of Directors approved changing the name of "Oppenheimer Main Street Growth & Income Fund" to "Oppenheimer Main
Street Fund" effective April 30, 2003.  References in the Prospectus to
Oppenheimer Main Street Growth & Income Fund should be replaced by the new fund name Oppenheimer Main Street Fund.

April 30, 2003                                                      700PS030

                      OPPENHEIMER MAIN STREET GROWTH & INCOME FUND®
                           Supplement dated April 30, 2003 to the
                 Statement of Additional Information dated October 23, 2002

The Statement of Additional Information is changed as follows:

1. On February 24, 2003, the Fund's Board of Directors approved changing the name of "Oppenheimer Main Street Growth & Income Fund" to "Oppenheimer Main
   Street Fund" effective April 30, 2003.  References in the Statement of
   Additional Information to    Oppenheimer Main Street Growth & Income Fund
   should be replaced by the new fund name Oppenheimer Main Street Fund.

2. The section titled "Investment in Other Investment Companies" on page 7 is amended by adding the following sentence to the end of the first paragraph:

 As a non-fundamental policy, the Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
 Company Act.

April 30, 2003                                              700PX013